Securitisations (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	£ 3,772	£ 5,219
Assets Fair value	3,757	5,204
Liabilities carry amount	(3,635)	(5,033)
Liabilities fair value	(3,626)	(5,038)
Residential mortgage loans [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	0	125
Assets Fair value	0	120
Liabilities carry amount	0	(107)
Liabilities fair value	0	(107)
Credit cards, unsecured and other retail lending [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	3,772	5,094
Assets Fair value	3,757	5,084
Liabilities carry amount	(3,635)	(4,926)
Liabilities fair value	£ (3,626)	£ (4,931)